Fixed Assets and Intangible Assets, Net (Details) (USD $)	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012
Schedule of fixed assets and intangible assets
Total fixed assets	$ 954,517	$ 954,516	$ 805,964
Less: Accumulated depreciation and amortization	(432,055)	(387,434)	(257,415)
Total fixed assets and intangible assets, net	522,462	567,082	548,549
Computer equipment [Member]
Schedule of fixed assets and intangible assets
Total fixed assets	252,879	252,878	211,896
Furniture and fixtures [Member]
Schedule of fixed assets and intangible assets
Total fixed assets	142,856	142,856	142,856
Leasehold improvements [Member]
Schedule of fixed assets and intangible assets
Total fixed assets	382,376	382,376	377,727
Software [Member]
Schedule of fixed assets and intangible assets
Total fixed assets	10,968	10,968	8,047
Website domain name [Member]
Schedule of fixed assets and intangible assets
Total fixed assets	124,938	124,938	24,938
Website costs [Member]
Schedule of fixed assets and intangible assets
Total fixed assets	$ 40,500	$ 40,500	$ 40,500